SHAREHOLDERS' EQUITY (Narrative) (Details) - $ / shares	1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 09, 2012	Jun. 30, 2018	Dec. 31, 2003	Dec. 31, 2015
Warrant [Member] | Undertone [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants issued				66,666
Warrants, exercise price				$ 9.09
Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant		998,381
Option expiration term	10 years		10 years
Equity Incentive Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term		7 years
Equity Incentive Plan [Member] | Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan		1 year
Equity Incentive Plan [Member] | Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan		3 years
Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan		1 year
Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan		3 years